TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2018
TRADE ACCOUNTS RECEIVABLE
Schedule of trade accounts receivable

	2018	2017
Trade accounts receivable - in Brazil	1,056,625	1,265,431
Trade accounts receivable - exports from Brazil	373,593	139,162
Trade accounts receivable - outside of Brazil	1,929,595	1,525,466
(-) Impairment loss on trade receivables	(158,157)	(131,639)
	3,201,656	2,798,420

Schedule of accounts receivable by aging

	2018	2017
Current	2,362,408	2,234,723
Past-due:
Up to 30 days	792,569	467,901
From 31 to 60 days	63,294	96,852
From 61 to 90 days	10,133	17,636
From 91 to 180 days	22,261	27,841
From 181 to 360 days	26,003	22,985
Above 360 days	83,145	62,121
(-) Impairment loss on trade receivables	(158,157)	(131,639)
	3,201,656	2,798,420

Schedule of the changes in the allowance for doubtful accounts

Balance as of January 1, 2016	(185,261)
Provisions for bad debt during the year	(85,661)
Recoveries in the year	16,880
Write-offs	37,679
Loss of control by selling of subsidiary (note 3.4)	17,594
Exchange variation	(537)
Balance as of December 31, 2016	(199,306)
Provisions for bad debt during the year	(98,476)
Recoveries in the year	80,134
Write-offs	73,591
Loss of control by joint venture creation	1,487
Assets held for sale	11,207
Exchange variation	(276)
Balance as of December 31, 2017	(131,639)
Provisions for bad debt during the year	(111,900)
Recoveries in the year	101,986
Write-offs	39,943
Exchange variation	(5,136)
Effects of IFRS 9 adoption	(48,063)
Assets held for sale	(3,348)
Balance as of December 31, 2018	(158,157)